Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Related Party Disclosures
Related Party Disclosures

16 – Related Party Disclosures

Genmab A/S’ related parties are the parent company’s subsidiaries, Board, Executive Management, and close members of the family of these persons.

TRANSACTIONS WITH SUBSIDIARIES

Genmab B.V., Genmab Holding B.V., Genmab US, Inc., Genmab K.K., ProfoundBio, Inc., ProfoundBio, US Co., Profound Limited, ProfoundBio co., Ltd., ProfoundBio Shanghai Branch, Co., Ltd., and Bejing Puyifang Biotechnology Co., Ltd. are 100% (directly or indirectly) owned subsidiaries of Genmab A/S and are included in the consolidated financial statements. During 2024, various intercompany transactions and services between the aforementioned companies took place in the field of product sales, research and development, selling, general and administration, finance and management. All intercompany transactions have been eliminated in the consolidated financial statements of the Genmab Group.

(DKK million)	2024	2023

Transactions with subsidiaries:
Income statement:
Net product sales	1,244	136
Reimbursement revenue	1,140	937
Cost of product sales	(28)	(62)
Service fee costs	(5,752)	(5,326)
Milestone costs	(545)	(893)
Impairment investment in subsidiaries	(10,402)	-
Dividend income	13,026	-
Financial income	6	1
Financial expense	(7)	(10)

Balance sheet:
Intangible assets	1,029	291
Current receivables	964	650
Current payables	(887)	(2,525)

Genmab A/S has placed at each subsidiary’s disposal a credit facility (denominated in local currency) that the subsidiary may use to draw from in order to secure the necessary funding of its activities.

Refer to Note 5.2 to the consolidated financial statements for additional information regarding transactions with related parties of the Group.